RELATED PARTY TRANSACTIONS	12 Months Ended
Dec. 31, 2017
Related Party Transactions [Abstract]
RELATED PARTY TRANSACTIONS

Note 11 — RELATED PARTY TRANSACTIONS

During the year ended December 31, 2016, the Chairman of the Board and CEO of the Company, advanced $68,397 to the Company for working capital purpose. The advances were non-interest bearing and due upon demand and were fully repaid in 2017. There was no related party transaction balance outstanding as of December 31, 2017.